Other Current Assets	12 Months Ended
Dec. 31, 2022
Disclosure of Other Current Assets Text Block [Abstract]
OTHER CURRENT ASSETS	NOTE 5 - OTHER CURRENT ASSETS:
	December 31, 2022	December 31, 2021

Prepaid expenses	256	426
Institutions	276	210
Restricted Cash	56	120
Others	3	3
Total	591	759